Goodwill and Core Deposit Intangibles - Schedule of Finite-Lived Intangible Liabilities, Future Amortization Expense (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
2024	$ 6
2025	4
2026	3
2027	2
2028	2
Thereafter	7
Balance, net of accumulated amortization	$ 24	$ 36	$ 0